Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000141687
Account Value [Line Items]
Account Value	$ 23,418	$ 23,107	$ 23,310	$ 22,514	$ 21,346	$ 20,509	$ 18,643		$ 18,476	$ 17,307	$ 16,896	$ 16,980	$ 16,336	$ 17,260	$ 18,536	$ 19,501	$ 19,943	$ 19,139	$ 17,752	$ 16,377	$ 15,273	$ 13,418	$ 13,418	$ 14,027	$ 13,296	$ 12,652	$ 12,783	$ 12,328	$ 13,011	$ 12,649	$ 12,659	$ 12,402	$ 11,769	$ 11,356	$ 10,773	$ 10,064	$ 10,044	$ 9,653	$ 8,889	$ 9,617	$ 9,349	$ 10,000
C000141688
Account Value [Line Items]
Account Value	22,825	22,545	22,751	21,991	20,852	20,053	18,243		18,078	16,948	16,555	16,654	16,028	16,943	18,206	19,178	19,618	18,843	17,491	16,149	15,064	13,245	13,256	13,870	13,143	12,524	12,654	12,214	12,905	12,544	12,564	12,319	11,696	11,285	10,722	10,015	10,005	9,613	8,869	9,597	9,329	10,000
C000141689
Account Value [Line Items]
Account Value	22,261	21,998	22,212	21,487	20,388	19,624	17,862		17,712	16,619	16,242	16,352	15,744	16,651	17,903	18,875	19,322	18,565	17,234	15,925	14,869	13,084	13,106	13,716	13,014	12,398	12,538	12,113	12,802	12,453	12,473	12,248	11,626	11,234	10,672	9,984	9,984	9,592	8,847	9,587	9,327	10,000
C000244831
Account Value [Line Items]
Account Value	655,660	646,973	652,268	629,674	596,709	573,003	520,072	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	23,417	22,898	22,989	22,280	20,987	20,280	18,568		18,400	17,332	17,026	16,900	16,290	17,196	18,148	18,660	18,978	18,321	16,900	15,756	14,787	13,141	13,195	14,015	13,118	12,576	12,779	12,453	13,185	12,714	12,636	12,428	11,658	11,330	10,910	10,200	10,133	9,747	8,946	9,680	9,323	10,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	23,417	22,898	22,989	22,280	20,987	20,280	18,568		18,400	17,332	17,026	16,900	16,290	17,196	18,148	18,660	18,978	18,321	16,900	15,756	14,787	13,141	13,195	14,015	13,118	12,576	12,779	12,453	13,185	12,714	12,636	12,428	11,658	11,330	10,910	10,200	10,133	9,747	8,946	9,680	9,323	10,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	23,417	22,898	22,989	22,280	20,987	20,280	18,568		$ 18,400	$ 17,332	$ 17,026	$ 16,900	$ 16,290	$ 17,196	$ 18,148	$ 18,660	$ 18,978	$ 18,321	$ 16,900	$ 15,756	$ 14,787	$ 13,141	$ 13,195	$ 14,015	$ 13,118	$ 12,576	$ 12,779	$ 12,453	$ 13,185	$ 12,714	$ 12,636	$ 12,428	$ 11,658	$ 11,330	$ 10,910	$ 10,200	$ 10,133	$ 9,747	$ 8,946	$ 9,680	$ 9,323	$ 10,000
S&P Target Date 2060 Index
Account Value [Line Items]
Account Value	$ 656,667	$ 642,117	$ 644,683	$ 624,786	$ 588,535	$ 568,698	$ 520,694	$ 500,000